Parent Company Financial Data - Condensed Statements of Income (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Other income	$ 927	$ 971	$ 748
Interest expense	(1,960)	(2,734)	(3,698)
Other operating expense	(2,286)	(2,484)	(2,765)
Income tax benefit	(648)	(342)	(365)
Net income	1,679	954	404
Net Income	1,679	954	404
Less: Net income attributable to noncontrolling interest	591	478
Net income attributable to Uwharrie Capital Corp	1,088	476	404
Dividends on preferred stock		(325)	(645)
Net Income (loss) available to common shareholders	1,088	151	(241)
Net income (loss) per common share
Basic	$ 0.15	$ 0.02	$ (0.03)
Diluted	$ 0.15	$ 0.02	$ (0.03)
Weighted average shares outstanding
Basic	7,300,988	7,422,286	7,519,100
Diluted	7,300,988	7,422,286	7,519,100
Consolidated [Member]
Condensed Income Statements, Captions [Line Items]
Equity in undistributed earnings of subsidiaries	1,456	(1,053)	1,100
Dividends received from subsidiaries	1,000	2,719
Interest income	11	21	41
Management and service fees		4,347	6,937
Other income	87	166	102
Interest expense	(583)	(659)	(670)
Other operating expense	(624)	(4,881)	(7,428)
Income tax benefit	332	294	322
Net income	1,679	954	404
Net Income	1,679	954	404
Less: Net income attributable to noncontrolling interest	(591)	(478)
Net income attributable to Uwharrie Capital Corp	1,088	476	404
Dividends on preferred stock		(325)	(645)
Net Income (loss) available to common shareholders	$ 1,088	$ 151	$ (241)
Net income (loss) per common share
Basic	$ 0.15	$ 0.02	$ (0.03)
Diluted	$ 0.15	$ 0.02	$ (0.03)
Weighted average shares outstanding
Basic	7,300,988	7,422,286	7,519,100
Diluted	7,300,988	7,422,286	7,519,100